SHARE-BASED PAYMENT (Narrative) (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 20, 2019 USD ($) shares	Sep. 30, 2016	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 ₪ / shares shares	Dec. 31, 2017 shares	Dec. 31, 2019 ₪ / shares	Jun. 20, 2019 ₪ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted			443,800	617,825	458,950
Number of RSs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted			69,725	96,308	58,835
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options | ₪ / shares				₪ 57		₪ 57
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options | ₪ / shares				₪ 15		₪ 15
2011 Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description of options		Pursuant to the 2011 Plan, granted share options and RS generally vest over a four-year period following the date of the grant in 13 installments: 25% of the options vest on the first anniversary of the grant date and 6.25% options vest at the end of each quarter thereafter.
Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted	90,000
Exercise price of options | ₪ / shares							₪ 21.34
Fair value of options | $	$ 154
Chief Executive Officer [Member] | Number of RSs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted	30,000
Exercise price of options | ₪ / shares							₪ 21.34
Fair value of options | $	$ 165
Employees options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted			443,800
Fair value of options | $			$ 778
Employees options [Member] | Number of RSs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted			69,725
Fair value of options | $			$ 381
Directors options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description of options			On January 20, 2020, the Company's Board of Directors approved the grant of 212,800 options to Board of Directors. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $391 thousands. The grant of the options to the Board of Directors is subject to the approval of the General Meeting of Shareholders of the Company that is expected to take place by March 2020.